UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09637 and 811-09739

Name of Fund:	BlackRock Large Cap Series Funds, Inc.
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Core Retirement Portfolio
BlackRock Large Cap Growth Fund
BlackRock Large Cap Growth Retirement Portfolio
BlackRock Large Cap Value Fund
BlackRock Large Cap Value Retirement Portfolio
Master Large Cap Series LLC
Master Large Cap Core Portfolio
Master Large Cap Growth Portfolio
Master Large Cap Value Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2012

Date of reporting period: 06/30/2012

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2012 (Unaudited)	BlackRock Large Cap Core Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Core Portfolio of Master Large Cap Series LLC	$1,653,231,020
Total Investments (Cost - $1,431,120,651) – 100.0%	1,653,231,020
Liabilities in Excess of Other Assets – (0.0%)	(744,670)
Net Assets – 100.0%	$1,652,486,350

BlackRock Large Cap Core Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Core Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of June 30, 2012, the value of the investment and the percentage owned by the Fund of the Portfolio was $1,653,231,020 and 72.4%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2012, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended June 30, 2012.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2012	1

Schedule of Investments June 30, 2012 (Unaudited)	BlackRock Large Cap Core Plus Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Discretionary — 19.8%
Auto Components — 1.3%
Lear Corp.	14,400	$543,312
Diversified Consumer Services — 2.8%
Apollo Group, Inc., Class A (a)(b)	17,100	618,849
H&R Block, Inc.	35,100	560,898
		1,179,747
Internet & Catalog Retail — 1.4%
Expedia, Inc.	12,100	581,647
Media — 6.9%
DISH Network Corp., Class A (b)	18,200	519,610
Gannett Co., Inc.	41,800	615,714
The Interpublic Group of Cos., Inc.	53,500	580,475
The McGraw-Hill Cos., Inc.	10,600	477,000
Time Warner Cable, Inc.	8,500	697,850
		2,890,649
Multiline Retail — 2.1%
Big Lots, Inc. (a)	13,000	530,270
Dillard’s, Inc., Class A	5,500	350,240
		880,510
Specialty Retail — 5.3%
Best Buy Co., Inc. (b)	27,200	570,112
Foot Locker, Inc. (b)	17,100	522,918
GameStop Corp., Class A	26,700	490,212
PetSmart, Inc. (b)	9,000	613,620
		2,196,862
Total Consumer Discretionary		8,272,727
Consumer Staples — 3.4%
Beverages — 0.2%
The Coca-Cola Co.	800	62,552
Food & Staples Retailing — 2.6%
The Kroger Co. (b)	26,000	602,940
Safeway, Inc.	27,300	495,495
		1,098,435
Household Products — 0.4%
The Procter & Gamble Co.	2,800	171,500
Tobacco — 0.2%
Philip Morris International, Inc.	800	69,808
Total Consumer Staples		1,402,295
Energy — 15.4%
Oil, Gas & Consumable Fuels — 15.4%
Apache Corp.	7,900	694,331
Chevron Corp. (b)	13,400	1,413,700
ConocoPhillips	15,800	882,904
Denbury Resources, Inc. (a)	37,600	568,136
Exxon Mobil Corp. (b)	15,000	1,283,550
Marathon Oil Corp. (b)	10,600	271,042
Marathon Petroleum Corp.	16,800	754,656
Tesoro Corp. (a)(b)	22,200	554,112
Total Energy		6,422,431

Common Stocks	Shares	Value
Financials — 14.3%
Capital Markets — 0.2%
The Goldman Sachs Group, Inc.	1,000	$95,860
Commercial Banks — 0.4%
Wells Fargo & Co.	4,600	153,824
Consumer Finance — 1.5%
Discover Financial Services (b)	18,200	629,356
Diversified Financial Services — 4.7%
Citigroup, Inc.	31,400	860,674
JPMorgan Chase & Co.	31,486	1,124,995
		1,985,669
Insurance — 6.2%
Allied World Assurance Co. Holdings AG	7,500	596,025
American Financial Group, Inc. (b)	14,400	564,912
Assurant, Inc.	16,100	560,924
The Chubb Corp.	2,100	152,922
PartnerRe Ltd.	7,300	552,391
Protective Life Corp.	5,100	149,991
		2,577,165
Thrifts & Mortgage Finance — 1.3%
Washington Federal, Inc.	31,700	535,413
Total Financials		5,977,287
Health Care — 21.8%
Health Care Equipment & Supplies — 2.6%
ResMed, Inc. (a)	14,000	436,800
Zimmer Holdings, Inc.	9,800	630,728
		1,067,528
Health Care Providers & Services — 10.4%
Aetna, Inc. (b)	13,600	527,272
AmerisourceBergen Corp. (b)	16,600	653,210
Cardinal Health, Inc. (b)	13,800	579,600
HCA Holdings, Inc.	5,800	176,494
Humana, Inc.	6,600	511,104
McKesson Corp. (b)	7,400	693,750
UnitedHealth Group, Inc. (b)	14,500	848,250
WellPoint, Inc. (b)	5,800	369,982
		4,359,662
Pharmaceuticals — 8.8%
Abbott Laboratories (b)	14,600	941,262
Eli Lilly & Co. (b)	17,100	733,761
Forest Laboratories, Inc. (a)(b)	16,200	566,838
Johnson & Johnson	2,800	189,168
Pfizer, Inc.	54,000	1,242,000
		3,673,029
Total Health Care		9,100,219
Industrials — 15.7%
Aerospace & Defense — 6.0%
General Dynamics Corp. (b)	8,400	554,064
L-3 Communications Holdings, Inc.	8,700	643,887
Lockheed Martin Corp. (b)	7,400	644,392

BLACKROCK LARGE CAP CORE PLUS FUND	JUNE 30, 2012	1

Schedule of Investments (continued)	BlackRock Large Cap Core Plus Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Industrials (concluded)
Aerospace & Defense (concluded)
Northrop Grumman Corp.	10,400	$663,416
		2,505,759
Commercial Services & Supplies — 1.2%
R.R. Donnelley & Sons Co.	42,400	499,048
Construction & Engineering — 2.7%
Aecom Technology Corp. (a)(b)	33,000	542,850
Chicago Bridge & Iron Co. NV	15,300	580,788
		1,123,638
Industrial Conglomerates — 2.2%
General Electric Co. (b)	14,400	300,096
Tyco International Ltd.	11,700	618,345
		918,441
Machinery — 3.6%
AGCO Corp. (a)(b)	13,000	594,490
Ingersoll-Rand Plc	3,600	151,848
Oshkosh Corp. (a)	10,200	213,690
Parker Hannifin Corp.	7,200	553,536
		1,513,564
Total Industrials		6,560,450
Information Technology — 28.4%
Computers & Peripherals — 10.2%
Apple, Inc. (a)(b)	3,159	1,844,856
Dell, Inc. (a)	49,200	615,984
Diebold, Inc.	9,100	335,881
Lexmark International, Inc., Class A	21,200	563,496
QLogic Corp. (a)	33,500	458,615
Western Digital Corp. (a)	14,500	441,960
		4,260,792
Electronic Equipment, Instruments & Components — 4.8%
Avnet, Inc. (a)	17,000	524,620
Ingram Micro, Inc., Class A (a)	28,800	503,136
Tech Data Corp. (a)	11,000	529,870
Vishay Intertechnology, Inc. (a)	48,000	452,640
		2,010,266
Internet Software & Services — 3.2%
AOL, Inc. (a)	21,300	598,104
Google, Inc., Class A (a)	1,274	739,009
		1,337,113
IT Services — 6.8%
DST Systems, Inc. (b)	10,400	564,824
International Business Machines Corp. (b)	2,600	508,508
Lender Processing Services, Inc.	24,400	616,832
SAIC, Inc.	48,900	592,668
The Western Union Co. (b)	33,700	567,508
		2,850,340
Software — 3.4%
Microsoft Corp. (b)	39,400	1,205,246

Common Stocks	Shares	Value
Information Technology (concluded)
Software (concluded)
Symantec Corp. (a)	13,300	$194,313
		1,399,559
Total Information Technology		11,858,070
Materials — 3.9%
Chemicals — 2.7%
CF Industries Holdings, Inc.	3,000	581,220
Cytec Industries, Inc.	9,400	551,216
		1,132,436
Paper & Forest Products — 1.2%
Domtar Corp.	6,600	506,286
Total Materials		1,638,722
Telecommunication Services — 1.9%
Diversified Telecommunication Services — 1.0%
AT&T, Inc.	8,400	299,544
Verizon Communications, Inc.	3,000	133,320
		432,864
Wireless Telecommunication Services — 0.9%
MetroPCS Communications, Inc. (a)	63,000	381,150
Total Telecommunication Services		814,014
Utilities — 2.6%
Independent Power Producers & Energy Traders — 2.3%
The AES Corp. (a)(b)	44,800	574,784
NRG Energy, Inc. (a)	21,000	364,560
		939,344
Multi-Utilities — 0.3%
Ameren Corp.	3,800	127,452
Total Utilities		1,066,796
Total Long-Term Investments (Cost – $49,889,144) – 127.2%		53,113,011

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (c)(d)	900,161	900,161
Total Short-Term Securities (Cost – $900,161) – 2.2%		900,161
Total Investments Before Investments Sold Short (Cost – $50,789,305*) – 129.4%		54,013,172

BLACKROCK LARGE CAP CORE PLUS FUND	JUNE 30, 2012	2

BlackRock Large Cap Core Plus Fund
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Investments Sold Short	Shares	Value
Consumer Discretionary — (5.7)%
Auto Components — (0.4)%
Gentex Corp.	2,000	$(41,740)
Johnson Controls, Inc.	4,300	(119,153)
		(160,893)
Automobiles — (0.3)%
Tesla Motors, Inc.	4,200	(131,418)
Hotels, Restaurants & Leisure — (1.3)%
Carnival Corp.	3,800	(130,226)
Chipotle Mexican Grill, Inc.	100	(37,995)
Las Vegas Sands Corp.	2,800	(121,772)
Starbucks Corp.	2,300	(122,636)
Wynn Resorts Ltd.	1,100	(114,092)
		(526,721)
Household Durables — (0.8)%
DR Horton, Inc.	7,300	(134,174)
Lennar Corp., Class A	4,800	(148,368)
Toll Brothers, Inc.	1,700	(50,541)
		(333,083)
Internet & Catalog Retail — (0.6)%
Amazon.com, Inc.	600	(137,010)
Priceline.com, Inc.	200	(132,904)
		(269,914)
Media — (0.4)%
DreamWorks Animation SKG, Inc., Class A	6,900	(131,514)
Thomson Reuters Corp.	1,500	(42,675)
		(174,189)
Multiline Retail — (0.3)%
Sears Holdings Corp.	2,000	(119,400)
Specialty Retail — (0.6)%
CarMax, Inc.	4,600	(119,324)
Tiffany & Co.	2,200	(116,490)
		(235,814)
Textiles, Apparel & Luxury Goods — (1.0)%
Deckers Outdoor Corp.	2,100	(92,421)
Hanesbrands, Inc.	3,800	(105,374)
Nike, Inc., Class B	1,200	(105,336)
Under Armour, Inc., Class A	1,200	(113,376)
		(416,507)
Total Consumer Discretionary		(2,367,939)
Consumer Staples — (2.0)%
Beverages — (0.3)%
PepsiCo, Inc.	1,800	(127,188)
Food Products — (1.1)%
DE Master Blenders 1753 NV	6,200	(69,909)
General Mills, Inc.	3,200	(123,328)
Green Mountain Coffee Roasters, Inc.	5,100	(111,078)
H.J. Heinz Co.	2,300	(125,074)

Investments Sold Short	Shares	Value
Consumer Staples (concluded)
Food Products (concluded)
Hillshire Brands Co.	1,240	$(35,947)
		(465,336)
Household Products — (0.3)%
The Procter & Gamble Co.	2,100	(128,625)
Personal Products — (0.3)%
The Estee Lauder Cos., Inc. Class A	2,100	(113,652)
Total Consumer Staples		(834,801)
Energy — (4.5)%
Energy Equipment & Services — (1.9)%
Baker Hughes, Inc.	3,100	(127,410)
Cameron International Corp.	2,600	(111,046)
CARBO Ceramics, Inc.	1,600	(122,768)
FMC Technologies, Inc.	1,800	(70,614)
Halliburton Co.	4,100	(116,399)
National Oilwell Varco, Inc.	1,900	(122,436)
Schlumberger Ltd.	1,900	(123,329)
		(794,002)
Oil, Gas & Consumable Fuels — (2.6)%
Anadarko Petroleum Corp.	2,100	(139,020)
Cabot Oil & Gas Corp.	1,700	(66,980)
Cobalt International Energy, Inc.	5,000	(117,500)
Continental Resources, Inc.	1,800	(119,916)
Kosmos Energy Ltd.	10,700	(118,235)
Noble Energy, Inc.	1,400	(118,748)
Range Resources Corp.	2,000	(123,740)
Southwestern Energy Co.	4,400	(140,492)
Spectra Energy Corp.	4,300	(124,958)
		(1,069,589)
Total Energy		(1,863,591)
Financials — (1.8)%
Capital Markets — (0.4)%
The Charles Schwab Corp.	9,900	(128,007)
Franklin Resources, Inc.	200	(22,198)
		(150,205)
Commercial Banks — (0.1)%
Valley National Bancorp	2,000	(21,200)
Insurance — (1.0)%
Aon Plc	2,700	(126,306)
Berkshire Hathaway, Inc., Class B	700	(58,331)
Marsh & McLennan Cos., Inc.	3,900	(125,697)
The Progressive Corp.	5,700	(118,731)
		(429,065)
Thrifts & Mortgage Finance — (0.3)%
TFS Financial Corp.	13,900	(132,745)
Total Financials		(733,215)
Health Care — (2.6)%
Biotechnology — (1.7)%
Alexion Pharmaceuticals, Inc.	1,400	(139,020)
Amylin Pharmaceuticals, Inc.	3,400	(95,982)

BLACKROCK LARGE CAP CORE PLUS FUND	JUNE 30, 2012	3

Schedule of Investments (continued)	BlackRock Large Cap Core Plus Fund
(Percentages shown are based on Net Assets)

Investments Sold Short	Shares	Value
Health Care (concluded)
Biotechnology (concluded)
BioMarin Pharmaceutical, Inc.	3,200	$(126,656)
Celgene Corp.	700	(44,912)
Dendreon Corp.	11,700	(86,580)
Regeneron Pharmaceuticals, Inc.	1,000	(114,220)
Vertex Pharmaceuticals, Inc.	2,200	(123,024)
		(730,394)
Health Care Equipment & Supplies — (0.0)%
Edwards Lifesciences Corp.	100	(10,330)
Health Care Technology — (0.2)%
Allscripts Healthcare Solutions, Inc.	6,100	(66,673)
Pharmaceuticals — (0.7)%
Allergan, Inc.	1,400	(129,598)
Hospira, Inc.	4,100	(143,418)
		(273,016)
Total Health Care		(1,080,413)
Industrials — (2.0)%
Aerospace & Defense — (0.6)%
Precision Castparts Corp.	800	(131,592)
Spirit Aerosystems Holdings, Inc., Class A	5,300	(126,299)
		(257,891)
Electrical Equipment — (0.2)%
GrafTech International Ltd.	8,800	(84,920)
Industrial Conglomerates — (0.3)%
General Electric Co.	6,400	(133,376)
Professional Services — (0.3)%
IHS, Inc. Class A	1,300	(140,049)
Trading Companies & Distributors — (0.6)%
Fastenal Co.	3,000	(120,930)
W.W. Grainger, Inc.	600	(114,744)
		(235,674)
Total Industrials		(851,910)
Information Technology — (5.9)%
Communications Equipment — (1.7)%
Acme Packet, Inc.	5,400	(100,710)
Ciena Corp.	9,100	(148,967)
F5 Networks, Inc.	1,000	(99,560)
JDS Uniphase Corp.	12,500	(137,500)
Juniper Networks, Inc.	6,100	(99,491)
QUALCOMM, Inc.	2,200	(122,496)
		(708,724)
Computers & Peripherals — (0.3)%
SanDisk Corp.	3,000	(109,440)
Electronic Equipment, Instruments & Components — (0.9)%
IPG Photonics Corp.	3,000	(130,770)
National Instruments Corp.	5,000	(134,300)
Trimble Navigation Ltd.	2,500	(115,025)
		(380,095)

Investments Sold Short	Shares	Value
Information Technology (concluded)
Internet Software & Services — (0.3)%
eBay, Inc.	3,200	$(134,432)
IT Services — (0.3)%
Cognizant Technology Solutions Corp.	2,100	(126,000)
Visa, Inc., Class A	100	(12,363)
		(138,363)
Semiconductors & Semiconductor Equipment — (1.2)%
Atmel Corp.	12,100	(81,070)
Broadcom Corp., Class A	4,000	(135,200)
Cree, Inc.	5,100	(130,917)
First Solar, Inc.	2,700	(40,662)
Texas Instruments, Inc.	4,100	(117,629)
		(505,478)
Software — (1.2)%
Citrix Systems, Inc.	1,600	(134,304)
Informatica Corp.	2,600	(110,136)
Salesforce.com, Inc.	900	(124,434)
VMware, Inc., Class A Class A	1,300	(118,352)
		(487,226)
Total Information Technology		(2,463,758)
Materials — (1.6)%
Chemicals — (1.1)%
Air Products & Chemicals, Inc.	1,600	(129,168)
Ecolab, Inc.	1,900	(130,207)
Monsanto Co.	1,000	(82,780)
Praxair, Inc.	1,200	(130,476)
		(472,631)
Metals & Mining — (0.5)%
AK Steel Holding Corp.	17,400	(102,138)
Molycorp, Inc.	4,600	(99,130)
		(201,268)
Total Materials		(673,899)
Telecommunication Services — (0.3)%
Diversified Telecommunication Services — (0.2)%
CenturyLink, Inc.	3,100	(122,419)
Wireless Telecommunication Services — (0.1)%
Clearwire Corp., Class A	22,600	(25,312)
Total Telecommunication Services		(147,731)
Utilities — (2.6)%
Electric Utilities — (1.6)%
Duke Energy Corp.	5,800	(133,748)
Exelon Corp.	3,400	(127,908)
FirstEnergy Corp.	2,700	(132,813)
Progress Energy, Inc.	2,300	(138,391)
The Southern Co.	2,700	(125,010)
		(657,870)
Independent Power Producers & Energy Traders — (0.3)%
Calpine Corp.	7,000	(115,570)

BLACKROCK LARGE CAP CORE PLUS FUND	JUNE 30, 2012	4

Schedule of Investments (concluded)	BlackRock Large Cap Core Plus Fund
(Percentages shown are based on Net Assets)

Investments Sold Short	Shares	Value
Utilities (concluded)
Multi-Utilities — (0.6)%
Dominion Resources, Inc.	2,400	$(129,600)
Sempra Energy	1,900	(130,872)
		(260,472)
Water Utilities — (0.1)%
Aqua America, Inc.	1,600	(39,936)
Total Utilities		(1,073,848)
Total Investments Sold Short (Proceeds – $13,082,599) – (29.0)%		(12,091,105)
Total Investments, Net of Investments Sold Short (Cost - $37,706,706) – 100.4%		41,922,067
Liabilities in Excess of Other Assets – (0.4)%		(173,363)
Net Assets – 100.0%		$41,748,704

*	As of June 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$51,811,858
Gross unrealized appreciation	$5,129,487
Gross unrealized depreciation	(2,928,173)
Net unrealized appreciation	$2,201,314

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged as collateral in connection with short sales.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2011	Net Activity	Shares Held at June 30, 2012	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	202,841	697,320	900,161	$298

(d)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$53,113,011	—	—	$53,113,011
Short-Term Securities	900,161	—	—	900,161
Liabilities:
Investments:
Investments Sold Short[1]	(12,091,105)	—	—	(12,091,105)
Total	$41,922,067	—	—	$41,922,067

[1]	See above Schedule of Investments for values in each industry.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2012, a bank overdraft of $941,368 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2012.

BLACKROCK LARGE CAP CORE PLUS FUND	JUNE 30, 2012	5

Schedule of Investments June 30, 2012 (Unaudited)	BlackRock Large Cap Core Retirement Portfolio (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Core Portfolio of Master Large Cap Series LLC	$77,136,575
Total Investments (Cost - $61,844,575) – 100.0%	77,136,575
Other Assets Less Liabilities – 0.0%	3,706
Net Assets – 100.0%	$77,140,281

BlackRock Large Cap Core Retirement Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Core Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of June 30, 2012, the value of the investment and the percentage owned by the Fund of the Portfolio was $77,136,575 and 3.4%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2012, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended June 30, 2012.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2012	1

Schedule of Investments June 30, 2012 (Unaudited)	BlackRock Large Cap Growth Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Growth Portfolio of Master Large Cap Series LLC	$1,037,139,250
Total Investments (Cost - $936,866,980) – 100.1%	1,037,139,250
Liabilities in Excess of Other Assets – (0.1)%	(610,601)
Net Assets – 100.0%	$1,036,528,649

BlackRock Large Cap Growth Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Growth Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of June 30, 2012, the value of the investment and the percentage owned by the Fund of the Portfolio was $1,037,139,250 and 96.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

• Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2012, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended June 30, 2012.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2012

Schedule of Investments June 30, 2012 (Unaudited)	BlackRock Large Cap Growth Retirement Portfolio
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Growth Portfolio of Master Large Cap Series LLC	$2,231,288
Total Investments (Cost – $1,971,317) – 99.9%	2,231,288
Other Assets Less Liabilities – 0.1%	2,531
Net Assets – 100.0%	$2,233,819

BlackRock Large Cap Growth Retirement Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Growth Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of June 30, 2012, the value of the investment and the percentage owned by the Fund of the Portfolio was $2,231,288 and 0.2%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2012, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended June 30, 2012.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2012

Schedule of Investments June 30, 2012 (Unaudited)	BlackRock Large Cap Value Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Value Portfolio of Master Large Cap Series LLC	$1,036,376,581
Total Investments (Cost - $943,095,533) – 99.9%	1,036,376,581
Other Assets Less Liabilities – 0.1%	755,813
Net Assets – 100.0%	$1,037,132,394

BlackRock Large Cap Value Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Value Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of June 30, 2012, the value of the investment and the percentage owned by the Fund of the Portfolio was $1,036,376,581 and 91.1%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2012, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended June 30, 2012.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2012	1

Schedule of Investments June 30, 2012 (Unaudited)	BlackRock Large Cap Value Retirement Portfolio (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Value Portfolio of Master Large Cap Series LLC	$100,782,018
Total Investments (Cost - $97,360,260) – 100.1%	100,782,018
Liabilities in Excess of Other Assets – (0.1)%	(95,826)
Net Assets – 100.0%	$100,686,192

BlackRock Large Cap Value Retirement Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Value Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of June 30, 2012, the value of the investment and the percentage owned by the Fund of the Portfolio was $100,782,018 and 8.9%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2012, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended June 30, 2012.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2012	1

Schedule of Investments June 30, 2012 (Unaudited)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Discretionary — 18.6%
Auto Components — 0.9%
Lear Corp.	568,200	$21,438,186
Diversified Consumer Services — 3.1%
Apollo Group, Inc., Class A (a)(b)	757,600	27,417,544
H&R Block, Inc.	1,434,100	22,916,918
ITT Educational Services, Inc. (a)(b)	325,042	19,746,302
		70,080,764
Hotels, Restaurants & Leisure — 1.1%
Wyndham Worldwide Corp.	468,500	24,708,690
Internet & Catalog Retail — 1.1%
Expedia, Inc.	508,400	24,438,788
Media — 5.3%
DISH Network Corp., Class A	767,600	21,914,980
Gannett Co., Inc.	1,704,600	25,108,758
The Interpublic Group of Cos., Inc.	2,223,000	24,119,550
The McGraw-Hill Cos., Inc.	408,700	18,391,500
Time Warner Cable, Inc.	368,800	30,278,480
		119,813,268
Multiline Retail — 1.9%
Big Lots, Inc. (a)(b)	548,300	22,365,157
Dillard’s, Inc., Class A	338,900	21,581,152
		43,946,309
Specialty Retail — 5.2%
Advance Auto Parts, Inc.	119,600	8,159,112
Best Buy Co., Inc. (b)	1,015,800	21,291,168
Foot Locker, Inc.	717,700	21,947,266
GameStop Corp., Class A	325,192	5,970,525
The Gap, Inc.	837,400	22,911,264
Limited Brands, Inc.	309,000	13,141,770
PetSmart, Inc.	378,800	25,826,584
		119,247,689
Total Consumer Discretionary		423,673,694
Consumer Staples — 3.2%
Beverages — 0.7%
The Coca-Cola Co.	29,900	2,337,881
Constellation Brands, Inc., Class A (a)	528,300	14,295,798
		16,633,679
Food & Staples Retailing — 2.1%
The Kroger Co.	1,096,500	25,427,835
Safeway, Inc.	1,226,100	22,253,715
		47,681,550
Household Products — 0.3%
The Procter & Gamble Co.	119,600	7,325,500
Tobacco — 0.1%
Philip Morris International, Inc.	29,900	2,609,074
Total Consumer Staples		74,249,803
Energy — 11.7%
Energy Equipment & Services — 0.6%
Nabors Industries Ltd. (a)	1,036,700	14,928,480

Common Stocks	Shares	Value
Energy (concluded)
Oil, Gas & Consumable Fuels — 11.1%
Apache Corp.	338,900	$29,785,921
Chevron Corp.	568,200	59,945,100
ConocoPhillips	667,900	37,322,252
Denbury Resources, Inc. (a)	1,565,100	23,648,661
Exxon Mobil Corp.	667,900	57,152,203
Marathon Oil Corp.	528,300	13,508,631
Marathon Petroleum Corp.	707,800	31,794,376
		253,157,144
Total Energy		268,085,624
Financials — 8.8%
Commercial Banks — 0.2%
Wells Fargo & Co.	139,600	4,668,224
Consumer Finance — 1.2%
Discover Financial Services	797,500	27,577,550
Diversified Financial Services — 3.6%
Citigroup, Inc.	1,314,400	36,027,704
JPMorgan Chase & Co.	1,320,000	47,163,600
		83,191,304
Insurance — 3.8%
Allied World Assurance Co. Holdings AG	109,700	8,717,859
American Financial Group, Inc.	129,600	5,084,208
Assurant, Inc.	687,800	23,962,952
The Chubb Corp.	169,500	12,342,990
Everest Re Group Ltd.	10,000	1,034,900
MetLife, Inc.	448,600	13,839,310
PartnerRe Ltd.	149,500	11,312,665
Protective Life Corp.	279,100	8,208,331
RenaissanceRe Holdings Ltd.	19,900	1,512,599
		86,015,814
Total Financials		201,452,892
Health Care — 17.2%
Health Care Equipment & Supplies — 1.7%
ResMed, Inc. (a)	398,700	12,439,440
Zimmer Holdings, Inc.	398,700	25,660,332
		38,099,772
Health Care Providers & Services — 6.9%
Aetna, Inc.	568,100	22,025,237
AmerisourceBergen Corp.	638,000	25,105,300
Cardinal Health, Inc.	458,600	19,261,200
HCA Holdings, Inc.	149,500	4,549,285
Humana, Inc.	189,400	14,667,136
McKesson Corp.	299,100	28,040,625
Quest Diagnostics, Inc.	149,500	8,955,050
UnitedHealth Group, Inc.	588,100	34,403,850
		157,007,683
Pharmaceuticals — 8.6%
Abbott Laboratories	578,200	37,276,554
Eli Lilly & Co.	717,700	30,796,507
Forest Laboratories, Inc. (a)	677,900	23,719,721

MASTER LARGE CAP SERIES LLC	JUNE 30, 2012	1

Schedule of Investments (continued)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care (concluded)
Pharmaceuticals (concluded)
Johnson & Johnson	119,600	$8,080,176
Merck & Co., Inc.	1,087,500	45,403,125
Pfizer, Inc.	2,242,900	51,586,700
		196,862,783
Total Health Care		391,970,238
Industrials — 11.9%
Aerospace & Defense — 4.6%
General Dynamics Corp.	398,700	26,298,252
L-3 Communications Holdings, Inc.	348,900	25,822,089
Lockheed Martin Corp.	309,000	26,907,720
Northrop Grumman Corp.	418,700	26,708,873
		105,736,934
Airlines — 0.4%
Copa Holdings SA, Class A	119,600	9,864,608
Construction & Engineering — 1.6%
Chicago Bridge & Iron Co. NV	618,100	23,463,076
URS Corp.	348,900	12,169,632
		35,632,708
Industrial Conglomerates — 2.1%
3M Co.	94,063	8,428,045
General Electric Co.	598,100	12,464,404
Tyco International Ltd.	488,500	25,817,225
		46,709,674
Machinery — 3.2%
AGCO Corp. (a)	568,200	25,983,786
CNH Global NV (a)	129,600	5,036,256
Ingersoll-Rand Plc	229,300	9,671,874
Oshkosh Corp. (a)	428,600	8,979,170
Parker Hannifin Corp.	299,100	22,994,808
		72,665,894
Total Industrials		270,609,818
Information Technology — 21.1%
Communications Equipment — 0.0%
Cisco Systems, Inc.	10,000	171,700
Computers & Peripherals — 7.8%
Apple, Inc. (a)	188,150	109,879,600
Dell, Inc. (a)	2,053,500	25,709,820
Diebold, Inc.	119,600	4,414,436
Lexmark International, Inc., Class A	777,500	20,665,950
Western Digital Corp. (a)	608,100	18,534,888
		179,204,694
Electronic Equipment, Instruments & Components — 2.5%
Avnet, Inc. (a)	737,700	22,765,422
Tech Data Corp. (a)	299,100	14,407,647
Vishay Intertechnology, Inc. (a)(b)	2,023,600	19,082,548
		56,255,617
Internet Software & Services — 3.0%
AOL, Inc. (a)(b)	648,000	18,195,840

Common Stocks	Shares	Value
Information Technology (concluded)
Internet Software & Services (concluded)
Google, Inc., Class A (a)	80,550	$46,724,638
IAC/InterActiveCorp.	109,700	5,002,320
		69,922,798
IT Services — 4.2%
Accenture Plc, Class A	199,400	11,981,946
International Business Machines Corp.	109,700	21,455,126
Lender Processing Services, Inc.	887,200	22,428,416
SAIC, Inc.	727,700	8,819,724
Total System Services, Inc.	289,100	6,918,163
The Western Union Co.	1,415,500	23,837,020
		95,440,395
Software — 3.6%
Microsoft Corp.	1,986,200	60,757,858
Symantec Corp. (a)	1,445,400	21,117,294
		81,875,152
Total Information Technology		482,870,356
Materials — 3.1%
Chemicals — 2.1%
CF Industries Holdings, Inc.	126,300	24,469,362
Cytec Industries, Inc.	398,700	23,379,768
		47,849,130
Metals & Mining — 0.1%
Commercial Metals Co.	119,600	1,511,744
Paper & Forest Products — 0.9%
Domtar Corp.	269,200	20,650,332
Total Materials		70,011,206
Telecommunication Services — 1.9%
Diversified Telecommunication Services — 1.9%
AT&T, Inc.	348,900	12,441,774
Verizon Communications, Inc.	687,800	30,565,832
Total Telecommunication Services		43,007,606
Utilities — 3.0%
Independent Power Producers & Energy Traders — 2.0%
The AES Corp. (a)	1,904,000	24,428,320
NRG Energy, Inc. (a)	1,196,200	20,766,032
		45,194,352
Multi-Utilities — 1.0%
Ameren Corp.	717,700	24,071,658
Total Utilities		69,266,010
Total Long-Term Investments (Cost – $1,987,431,735) – 100.5%		2,295,197,247

MASTER LARGE CAP SERIES LLC	JUNE 30, 2012	2

Schedule of Investments (concluded)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Short-Term Securities	Beneficial Interest (000)	Value
BlackRock Liquidity Series, LLC Money Market Series, 0.26% €(d)€	$100,137	$100,137,149
Total Short-Term Securities (Cost – $100,137,149) – 4.4%		100,137,149
Total Investments (Cost - $2,087,568,884*) – 104.9%		2,395,334,396
Liabilities in Excess of Other Assets – (4.9)%		(112,418,991)
Net Assets – 100.0%		$2,282,915,405

*	As of June 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax Cost	$2,104,077,391
Gross unrealized appreciation	$372,045,474
Gross unrealized depreciation	(80,788,469)
Net unrealized appreciation	$291,257,005

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Security was purchased with the cash collateral from loaned securities.

(d)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2011	Net Activity	Shares/ Beneficial Interest Held at June 30, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	—	—	—	$1,161
BlackRock Liquidity Series, LLC Money Market Series	$72,082,895	$28,054,254	$100,137,149	$2,105,891

(e)	Represents the current yield as of report date.

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Portfolio’s investments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$2,295,197,247	—	—	$2,295,197,247
Short-Term Securities	—	$100,137,149	—	100,137,149
Total	$2,295,197,247	$100,137,149	—	$2,395,334,396

[1]	See above Schedule of Investments for values in each industry.

Certain of the Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2012, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	—	$(16,978,678)	—	$(16,978,678)
Collateral on securities loaned at value	—	$(100,137,149)	—	(100,137,149)
Total	—	$(117,115,827)	—	$(117,115,827)

There were no transfers between levels during the period ended June 30, 2012.

MASTER LARGE CAP SERIES LLC	JUNE 30, 2012	3

Schedule of Investments June 30, 2012 (Unaudited)	Master Large Cap Growth Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Discretionary — 19.4%
Diversified Consumer Services — 3.2%
Apollo Group, Inc., Class A (a)(b)	366,550	$13,265,444
H&R Block, Inc.	685,350	10,951,893
ITT Educational Services, Inc. (a)(b)	173,020	10,510,965
		34,728,302
Hotels, Restaurants & Leisure — 1.6%
Brinker International, Inc.	345,600	11,014,272
Marriott International, Inc., Class A	167,550	6,567,960
		17,582,232
Internet & Catalog Retail — 1.2%
Expedia, Inc.	272,350	13,091,865
Leisure Equipment & Products — 0.4%
Polaris Industries, Inc.	62,800	4,488,944
Media — 6.4%
DIRECTV, Class A (a)(b)	356,050	17,382,361
DISH Network Corp., Class A	408,500	11,662,675
The Interpublic Group of Cos., Inc.	1,036,900	11,250,365
The McGraw-Hill Cos., Inc.	282,800	12,726,000
Time Warner Cable, Inc.	198,950	16,333,795
		69,355,196
Multiline Retail — 3.7%
Big Lots, Inc. (a)(b)	303,750	12,389,962
Dollar Tree, Inc. (a)	83,800	4,508,440
Macy’s, Inc.	303,750	10,433,813
Nordstrom, Inc.	251,400	12,492,066
		39,824,281
Specialty Retail — 2.9%
Advance Auto Parts, Inc. (b)	167,550	11,430,261
PetSmart, Inc.	188,500	12,851,930
TJX Cos., Inc.	146,650	6,295,684
		30,577,875
Total Consumer Discretionary		209,648,695
Consumer Staples — 9.1%
Beverages — 1.2%
The Coca-Cola Co.	170,700	13,347,033
Food & Staples Retailing — 3.6%
The Kroger Co.	565,600	13,116,264
Wal-Mart Stores, Inc.	368,500	25,691,820
		38,808,084
Personal Products — 1.2%
Herbalife Ltd.	261,850	12,655,211
Tobacco — 3.1%
Philip Morris International, Inc.	387,550	33,817,613
Total Consumer Staples		98,627,941
Energy — 5.1%
Oil, Gas & Consumable Fuels — 5.1%
Apache Corp.	146,650	12,889,068
Chevron Corp.	134,750	14,216,125
Denbury Resources, Inc. (a)	795,950	12,026,804
Exxon Mobil Corp.	126,450	10,820,327

Common Stocks	Shares	Value
Energy (concluded)
Oil, Gas & Consumable Fuels (concluded)
Marathon Oil Corp.	209,450	$5,355,637
Total Energy		55,307,961
Financials — 1.2%
Consumer Finance — 1.2%
Discover Financial Services	356,050	12,312,209
Health Care — 13.7%
Biotechnology — 0.3%
Myriad Genetics, Inc. (a)	136,150	3,236,286
Health Care Providers & Services — 8.5%
Aetna, Inc.	213,600	8,281,272
AmerisourceBergen Corp.	335,150	13,188,152
Cardinal Health, Inc.	314,200	13,196,400
HCA Holdings, Inc.	450,350	13,704,150
McKesson Corp.	157,100	14,728,125
Patterson Cos., Inc.	335,150	11,552,621
Quest Diagnostics, Inc.	94,300	5,648,570
UnitedHealth Group, Inc.	195,850	11,457,225
		91,756,515
Life Sciences Tools & Services — 0.2%
Charles River Laboratories International, Inc. (a)	73,250	2,399,670
Pharmaceuticals — 4.7%
Abbott Laboratories	408,500	26,335,995
Eli Lilly & Co.	324,650	13,930,731
Warner Chilcott Plc, Class A (a)	544,650	9,760,128
		50,026,854
Total Health Care		147,419,325
Industrials — 13.6%
Aerospace & Defense — 3.6%
The Boeing Co.	261,850	19,455,455
Lockheed Martin Corp.	167,550	14,590,254
United Technologies Corp.	62,800	4,743,284
		38,788,993
Airlines — 2.1%
Copa Holdings SA, Class A	146,650	12,095,692
Delta Air Lines, Inc. (a)	1,026,450	11,239,628
		23,335,320
Commercial Services & Supplies — 1.2%
Covanta Holding Corp.	743,650	12,753,598
Construction & Engineering — 2.7%
AECOM Technology Corp. (a)	649,350	10,681,807
Chicago Bridge & Iron Co. NV	282,800	10,735,088
KBR, Inc.	314,200	7,763,882
		29,180,777
Electrical Equipment — 0.2%
General Cable Corp. (a)	83,850	2,175,069
Industrial Conglomerates — 0.5%
3M Co.	57,740	5,173,504

MASTER LARGE CAP SERIES LLC	JUNE 30, 2012	1

Schedule of Investments (continued)	Master Large Cap Growth Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Industrials (concluded)
Machinery — 3.3%
Cummins, Inc.	136,150	$13,194,296
Ingersoll-Rand Plc	261,900	11,046,942
Parker Hannifin Corp.	146,650	11,274,452
		35,515,690
Total Industrials		146,922,951
Information Technology — 31.1%
Computers & Peripherals — 9.8%
Apple, Inc. (a)	128,100	74,810,400
Dell, Inc. (a)	1,057,400	13,238,648
QLogic Corp. (a)	691,300	9,463,897
Western Digital Corp. (a)	272,350	8,301,228
		105,814,173
Internet Software & Services — 3.7%
Google, Inc., Class A (a)	69,525	40,329,367
IT Services — 12.0%
Accenture Plc, Class A	303,700	18,249,333
Alliance Data Systems Corp. (a)(b)	94,300	12,730,500
DST Systems, Inc.	219,900	11,942,769
International Business Machines Corp.	248,800	48,660,304
Lender Processing Services, Inc.	492,250	12,444,080
SAIC, Inc.	1,036,900	12,567,228
The Western Union Co.	775,050	13,051,842
		129,646,056
Semiconductors & Semiconductor Equipment — 0.1%
Advanced Micro Devices, Inc. (a)	103,148	591,038
Software — 5.5%
Microsoft Corp.	1,581,550	48,379,614
Symantec Corp. (a)	775,050	11,323,481
		59,703,095
Total Information Technology		336,083,729
Materials — 2.8%
Chemicals — 1.9%
CF Industries Holdings, Inc.	57,650	11,169,111
PPG Industries, Inc.	83,850	8,898,162
		20,067,273
Paper & Forest Products — 0.9%
International Paper Co.	345,600	9,991,296
Total Materials		30,058,569
Telecommunication Services — 1.6%
Diversified Telecommunication Services — 1.6%
Verizon Communications, Inc.	387,550	17,222,722
Total Long-Term Investments (Cost – $923,618,904) – 97.6%		1,053,604,102

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (c)(d)	26,068,584	$26,068,584
	Beneficial Interest (000)
BlackRock Liquidity Series LLC, Money Market Series, 0.26% (c)(d)(e)	$60,768	60,768,454
Total Short-Term Securities (Cost – $86,837,038) – 8.0%		86,837,038
Total Investments (Cost - $1,010,455,942*) –105.6%		1,140,441,140
Liabilities in Excess of Other Assets – (5.6)%		(59,997,915)
Net Assets – 100.0%		$1,080,443,225

*As of June 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,022,193,475
Gross unrealized appreciation	$152,677,155
Gross unrealized depreciation	(34,429,490)
Net unrealized appreciation	$118,247,665

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Investments in companies considered to be an affiliate of the Master Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2011	Net Activity	Shares/ Beneficial Interest Held at June 30, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,585,122	23,483,462	26,068,584	$1,793
BlackRock Liquidity Series, LLC, Money Market Series	$24,184,509	$36,583,945	$60,768,454	$980,174

(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash collateral from loaned securities.

MASTER LARGE CAP SERIES LLC	JUNE 30, 2012	2

Schedule of Investments (concluded)	Master Large Cap Growth Portfolio

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Portfolio’s investments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$1,053,604,102	—	—	$1,053,604,102
Short-Term Securities	26,068,584	$60,768,454	—	86,837,038
Total	1,079,672,686	$60,768,454	$—	$1,140,441,140

[1]	See above Schedule of Investments for values in each sector and industry.

Certain of the Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2012, collateral on securities loaned at value of $60,768,454 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2012.

MASTER LARGE CAP SERIES LLC	JUNE 30, 2012	3

Schedule of Investments June 30, 2012 (Unaudited)	Master Large Cap Value Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Discretionary — 10.2%
Auto Components — 1.1%
Lear Corp.	319,800	$12,066,054
Diversified Consumer Services — 1.1%
Education Management Corp. (a)(b)	129,900	902,805
H&R Block, Inc.	733,100	11,714,938
		12,617,743
Internet & Catalog Retail — 1.1%
Expedia, Inc.	259,800	12,488,586
Media — 3.2%
DISH Network Corp., Class A	399,700	11,411,435
Gannett Co., Inc.	828,500	12,203,805
The Interpublic Group of Cos., Inc.	1,149,200	12,468,820
		36,084,060
Multiline Retail — 1.2%
Dillard’s, Inc., Class A	179,900	11,456,032
Macy’s, Inc.	69,900	2,401,065
		13,857,097
Specialty Retail — 2.5%
Best Buy Co., Inc. (b)	612,500	12,838,000
Foot Locker, Inc.	369,700	11,305,426
GameStop Corp., Class A	165,205	3,033,164
The Gap, Inc.	40,000	1,094,400
		28,270,990
Total Consumer Discretionary		115,384,530
Consumer Staples — 2.7%
Food & Staples Retailing — 2.2%
The Kroger Co.	539,600	12,513,324
Safeway, Inc.	689,500	12,514,425
		25,027,749
Household Products — 0.5%
The Procter & Gamble Co.	99,900	6,118,875
Total Consumer Staples		31,146,624
Energy — 14.2%
Energy Equipment & Services — 0.9%
Nabors Industries Ltd. (a)	709,500	10,216,800
Oil, Gas & Consumable Fuels — 13.3%
Apache Corp.	54,744	4,811,450
Chevron Corp.	459,700	48,498,350
ConocoPhillips	449,700	25,129,236
Devon Energy Corp.	129,900	7,532,901
Exxon Mobil Corp.	549,400	47,012,158
Marathon Petroleum Corp.	399,700	17,954,524
		150,938,619
Total Energy		161,155,419
Financials — 23.0%
Capital Markets — 1.7%
The Goldman Sachs Group, Inc.	199,900	19,162,414

Common Stocks	Shares	Value
Financials (concluded)
Commercial Banks — 0.3%
Wells Fargo & Co.	89,900	$3,006,256
Consumer Finance — 1.4%
Discover Financial Services	449,700	15,550,626
Diversified Financial Services — 5.4%
Citigroup, Inc.	930,300	25,499,523
JPMorgan Chase & Co.	1,022,300	36,526,779
		62,026,302
Insurance — 13.2%
Allied World Assurance Co. Holdings AG	169,900	13,501,953
The Allstate Corp.	429,700	15,078,173
American Financial Group, Inc.	309,800	12,153,454
Assurant, Inc.	342,200	11,922,248
Berkshire Hathaway, Inc., Class B (a)	20,000	1,666,600
The Chubb Corp.	219,800	16,005,836
Everest Re Group Ltd.	119,900	12,408,451
Fidelity National Financial, Inc., Class A	299,800	5,774,148
HCC Insurance Holdings, Inc.	60,000	1,884,000
MetLife, Inc.	529,600	16,338,160
PartnerRe Ltd. (b)	179,900	13,613,033
Protective Life Corp.	420,700	12,372,787
RenaissanceRe Holdings Ltd.	20,000	1,520,200
The Travelers Cos., Inc.	249,800	15,947,232
		150,186,275
Thrifts & Mortgage Finance — 1.0%
Washington Federal, Inc.	699,500	11,814,555
Total Financials		261,746,428
Health Care — 16.8%
Health Care Equipment & Supplies — 1.3%
Zimmer Holdings, Inc.	229,800	14,789,928
Health Care Providers & Services — 5.1%
Aetna, Inc.	333,200	12,918,164
Cardinal Health, Inc.	226,338	9,506,196
Humana, Inc.	162,500	12,584,000
UnitedHealth Group, Inc.	399,700	23,382,450
		58,390,810
Pharmaceuticals — 10.4%
Abbott Laboratories	199,900	12,887,553
Eli Lilly & Co.	409,700	17,580,227
Forest Laboratories, Inc. (a)	309,800	10,839,902
Johnson & Johnson	20,000	1,351,200
Merck & Co., Inc.	829,300	34,623,275
Pfizer, Inc.	1,778,700	40,910,100
		118,192,257
Total Health Care		191,372,995
Industrials — 16.8%
Aerospace & Defense — 6.3%
The Boeing Co.	69,900	5,193,570

MASTER LARGE CAP SERIES LLC	JUNE 30, 2012	1

Schedule of Investments (continued)	Master Large Cap Value Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Industrials (concluded)
Aerospace & Defense (concluded)
General Dynamics Corp.	239,800	$15,817,208
L-3 Communications Holdings, Inc.	199,900	14,794,599
Lockheed Martin Corp.	139,900	12,182,492
Northrop Grumman Corp.	249,800	15,934,742
Raytheon Co.	139,900	7,916,941
		71,839,552
Airlines — 0.3%
Copa Holdings SA, Class A	40,000	3,299,200
Commercial Services & Supplies — 0.7%
R.R. Donnelley & Sons Co. (b)	627,646	7,387,394
Construction & Engineering — 1.9%
Aecom Technology Corp. (a)	259,800	4,273,710
Chicago Bridge & Iron Co. NV	289,800	11,000,808
URS Corp.	173,417	6,048,785
		21,323,303
Industrial Conglomerates — 2.8%
3M Co.	36,242	3,247,283
General Electric Co.	659,500	13,743,980
Tyco International Ltd.	289,800	15,315,930
		32,307,193
Machinery — 4.8%
AGCO Corp. (a)	299,800	13,709,854
CNH Global NV (a)(b)	269,800	10,484,428
Ingersoll-Rand Plc	299,800	12,645,564
Oshkosh Corp. (a)	279,800	5,861,810
Parker Hannifin Corp.	159,900	12,293,112
		54,994,768
Total Industrials		191,151,410
Information Technology — 9.8%
Communications Equipment — 0.2%
Cisco Systems, Inc.	99,900	1,715,283
Computers & Peripherals — 4.0%
Dell, Inc. (a)(b)	999,300	12,511,236
Hewlett-Packard Co.	179,900	3,617,789
Lexmark International, Inc., Class A	368,563	9,796,404
QLogic Corp. (a)(b)	749,500	10,260,655
Western Digital Corp. (a)	315,700	9,622,536
		45,808,620
Electronic Equipment, Instruments & Components — 2.7%
Avnet, Inc. (a)	304,600	9,399,956
Tech Data Corp. (a)(b)	249,800	12,032,866
Vishay Intertechnology, Inc. (a)(b)	978,700	9,229,141
		30,661,963
IT Services — 2.0%
DST Systems, Inc.	239,800	13,023,538
SAIC, Inc.	829,291	10,051,007
		23,074,545

Common Stocks	Shares	Value
Information Technology (concluded)
Software — 0.9%
Symantec Corp. (a)	699,500	$10,219,695
Total Information Technology		111,480,106
Materials — 3.3%
Chemicals — 2.3%
CF Industries Holdings, Inc.	67,500	13,077,450
Cytec Industries, Inc.	209,800	12,302,672
		25,380,122
Paper & Forest Products — 1.0%
Domtar Corp.	149,900	11,498,829
Total Materials		36,878,951
Telecommunication Services — 2.0%
Diversified Telecommunication Services — 2.0%
AT&T, Inc.	379,700	13,540,102
Verizon Communications, Inc.	209,800	9,323,512
Total Telecommunication Services		22,863,614
Utilities — 2.3%
Independent Power Producers & Energy Traders — 2.3%
The AES Corp. (a)	1,109,200	14,231,036
NRG Energy, Inc. (a)	669,500	11,622,520
Total Utilities		25,853,556
Total Long-Term Investments
(Cost – $1,051,100,582) – 101.1%		1,149,033,633

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (c)(d)	17,922,764	17,922,764

	Beneficial Interest (000)
BlackRock Liquidity Series LLC, Money Market Series, 0.26% (c)(d)(e)	$44,816	44,815,913
Total Short-Term Securities
(Cost – $62,738,677) – 5.5%		62,738,677
Total Investments (Cost - $1,113,839,259*) – 106.6%		1,211,772,310
Liabilities in Excess of Other Assets – (6.6)%		(74,589,397)
Net Assets – 100.0%		$1,137,182,913

MASTER LARGE CAP SERIES LLC	JUNE 30, 2012	2

Schedule of Investments (concluded)	Master Large Cap Value Portfolio

* As of June 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,151,661,811
Gross unrealized appreciation	$130,475,148
Gross unrealized depreciation	(70,364,649)
Net unrealized appreciation	$60,110,499

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at September 30, 2011	Net Activity	Shares/Beneficial Interest Held at June 30, 2012	Income

BlackRock
Liquidity
Funds,
TempFund,
Institutional
Class	—	17,922,764	17,922,764	$205
BlackRock
Liquidity
Series, LLC
Money
Market Series	$23,226,367	$21,589,546	$44,815,913	$1,312,165

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Portfolio’s investments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	$1,149,033,663	—	—	$1,149,033,663
Short-Term
Securities	17,922,764	$44815,913	—	62,738,677
Total	$1,166,956,397	$44,815,913	—	$1,211,772,310
[1] See above Schedule of Investments for values in each sector and industry.

Certain of the Portfolio’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$17,922,601	—	—	$17,922,601
Liabilities:
Collateral on
Securities
loaned at
value	—	$(44,815,913)	—	(44,815,913)
Total	$17,922,601	$(44,815,913)	—	$(26,893,312)

There were no transfers between levels during the period ended June 30, 2012.

MASTER LARGE CAP SERIES LLC	JUNE 30, 2012	3

Item 2 –	Controls and Procedures

2(a) –

The registrants' principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants' internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants' internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: August 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: August 24, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: August 24, 2012